Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of our Company.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (“TSR”) (5)	Net Income (Loss) (thousands) (6)

(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$3,526,423	$2,137,100	$1,495,645	$1,046,564	$36.24	$(165,673)
2024	$2,511,649	$2,439,527	$1,274,915	$1,239,951	$35.87	$(80,604)
2023	$3,137,431	$3,261,658	$1,399,936	$1,238,406	$42.17	$(36,949)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Ben-Maimon (our President and Chief Executive Officer) for each of 2023, 2024 and 2025.
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Ben-Maimon, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Ben-Maimon during the applicable year. Compensation “actually paid” is based on the Summary Compensation Table total compensation figure adjusted to reflect the change in actual value of stock awards (e.g., stock options and restricted equity units) during the covered year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Ben-Maimon’s total compensation for each year to determine the compensation actually paid:

EXECUTIVE COMPENSATION (continued)

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards (a) ($)	Plus: Equity Award Adjustments (b) ($)	Equals Compensation Actually Paid to PEO ($)

(a)	(b)	(c)	(d)	(e)
2025	$3,526,423	$(2,550,020)	$1,160,697	$2,137,100
2024	$2,511,649	$(1,605,991)	$1,533,869	$2,439,527
2023	$3,137,431	$(2,272,433)	$2,396,659	$3,261,658

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted In Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2025	$1,663,579	$(136,968)	$—	$(365,914)	$—	$—	$1,160,697
2024	$1,170,406	$(282,544)	$—	$646,008	$—	$—	$1,533,869
2023	$2,396,987	$(43,831)	$—	$43,503	$—	$—	$2,396,659

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. For 2023, 2024 and 2025, Mr. Celano and Dr. Shankar are our Non-PEO NEOs.

EXECUTIVE COMPENSATION (continued)

(4)
The dollar amounts reported in column (e) represent the average of “compensation actually paid” to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Reported Summary Compensation Table Total for Non- PEO NEOs ($)	Less: Reported Value of Equity Awards (a) ($)	Plus: Equity Award Adjustments (b) ($)	Equals Compensation Actually Paid to Non- PEO NEOs ($)

(a)	(b)	(c)	(d)	(e)
2025	$1,495,645	$(825,971)	$376,890	$1,046,564
2024	$1,274,915	$(652,719)	$617,754	$1,239,951
2023	$1,399,936	$(836,284)	$674,754	$1,238,406

(a)
The grant date fair value of the equity awards represents the average total of the amounts reported in the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs in the Summary Compensation Table for the applicable year.
(b)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2025	$524,074	$(29,036)	$—	$(135,164)	$—	$—	$376,890
2024	$475,685	$(88,113)	$—	$230,182	$—	$—	$617,754
2023	$670,439	$(2,995)	$—	$7,310	$—	$—	$674,754

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. The beginning of the measurement period is December 31, 2022 and the end of each of the three measurement periods presented are December 31, 2023, 2024 and 2025. No dividends were paid on stock or option awards in 2023, 2024 or 2025.
(6)
The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Ben-Maimon (our President and Chief Executive Officer) for each of 2023, 2024 and 2025.The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. For 2023, 2024 and 2025, Mr. Celano and Dr. Shankar are our Non-PEO NEOs.
PEO Total Compensation Amount	$ 3,526,423	$ 2,511,649	$ 3,137,431
PEO Actually Paid Compensation Amount	$ 2,137,100	2,439,527	3,261,658
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards (a) ($)	Plus: Equity Award Adjustments (b) ($)	Equals Compensation Actually Paid to PEO ($)

(a)	(b)	(c)	(d)	(e)
2025	$3,526,423	$(2,550,020)	$1,160,697	$2,137,100
2024	$2,511,649	$(1,605,991)	$1,533,869	$2,439,527
2023	$3,137,431	$(2,272,433)	$2,396,659	$3,261,658

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted In Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2025	$1,663,579	$(136,968)	$—	$(365,914)	$—	$—	$1,160,697
2024	$1,170,406	$(282,544)	$—	$646,008	$—	$—	$1,533,869
2023	$2,396,987	$(43,831)	$—	$43,503	$—	$—	$2,396,659

Non-PEO NEO Average Total Compensation Amount	$ 1,495,645	1,274,915	1,399,936
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,046,564	1,239,951	1,238,406
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average of “compensation actually paid” to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Reported Summary Compensation Table Total for Non- PEO NEOs ($)	Less: Reported Value of Equity Awards (a) ($)	Plus: Equity Award Adjustments (b) ($)	Equals Compensation Actually Paid to Non- PEO NEOs ($)

(a)	(b)	(c)	(d)	(e)
2025	$1,495,645	$(825,971)	$376,890	$1,046,564
2024	$1,274,915	$(652,719)	$617,754	$1,239,951
2023	$1,399,936	$(836,284)	$674,754	$1,238,406

(a)
The grant date fair value of the equity awards represents the average total of the amounts reported in the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs in the Summary Compensation Table for the applicable year.
(b)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2025	$524,074	$(29,036)	$—	$(135,164)	$—	$—	$376,890
2024	$475,685	$(88,113)	$—	$230,182	$—	$—	$617,754
2023	$670,439	$(2,995)	$—	$7,310	$—	$—	$674,754

Compensation Actually Paid vs. Total Shareholder Return

Description of the Relationship Between Compensation Actually Paid and Total Shareholder Return

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosures above. As noted above, "compensation actually paid" to our PEO and the average of the compensation actually paid to our non-PEOs with (i) our cumulative Total Stockholder Return and (ii) our net (loss), in each case, for the fiscal years presented in the tables.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Because we are not a commercial-stage company, we did not have any revenue during the periods presented. Consequently, we have not historically looked to net income (loss) as a performance measure for our executive compensation programs.

Total Shareholder Return Amount	$ 36.24	35.87	42.17
Net Income (Loss)	$ (165,673,000)	$ (80,604,000)	$ (36,949,000)
PEO Name	Dr. Ben-Maimon	Dr. Ben-Maimon	Dr. Ben-Maimon
Additional 402(v) Disclosure

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,550,020)	$ (1,605,991)	$ (2,272,433)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,160,697	1,533,869	2,396,659
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,663,579	1,170,406	2,396,987
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,968)	(282,544)	(43,831)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(365,914)	646,008	43,503
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(825,971)	(652,719)	(836,284)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	376,890	617,754	674,754
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,074	475,685	670,439
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,036)	(88,113)	(2,995)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (135,164)	$ 230,182	$ 7,310